Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 57,395	$ 559,158
Accounts receivable, net	48,861
Inventory	1,136,869	97,636
Prepaid expenses and other current assets	79,890	539,592
Deferred offering cost	675,135	297,437
Total current assets	1,998,150	1,493,823
Property and equipment, net	982,229	9,595
Construction-in-progress		452,405
Deposits	16,803	3,178
Intangible assets	146,239	189,956
Operating lease right-of-use asset	140,918	158,451
Total assets	3,284,339	2,307,408
Current liabilities:
Accounts payable	1,967,000	436,011
Accrued expenses and other current liabilities	248,031	116,825
Lease liability, current portion	36,449	36,449
Loans and note payable	439,006
Total current liabilities	2,690,486	589,285
Lease liability, net of current portion	104,469	122,002
Total liabilities	2,794,955	711,287
Commitments and contingencies (see Note 10)
Shareholders’ equity
Preferred shares, no par value - unlimited authorized, 0 shares issued and outstanding
Common shares, no par value - unlimited authorized, 6,351,354 and 5,804,254 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	7,081,261	4,357,943
Additional paid-in capital	565,415	195,501
Accumulated deficit	(7,099,818)	(2,921,325)
Accumulated other comprehensive loss	(57,474)	(35,998)
Total shareholders’ equity	489,384	1,596,121
Total liabilities and shareholders’ equity	$ 3,284,339	$ 2,307,408